Long-Term Obligations (Details 2) (USD $)	0 Months Ended
	Jun. 19, 2012	Sep. 30, 2014	Mar. 31, 2014
Maturities
2015			$ 7,081,000
2016		255,128,000	3,614,000
2017		2,362,000	2,356,000
2018		26,459,000	26,449,000
2019		1,130,938,000	972,238,000
Thereafter		1,025,181,000	625,176,000
Total long-term debt		2,442,413,000	1,636,914,000
Revolving Credit Facility
Maturities
2019		1,079,500,000	922,000,000
Total long-term debt		1,079,500,000	922,000,000
6.650% Notes due 2022
Maturities
2018		25,000,000	25,000,000
2019		50,000,000	50,000,000
Thereafter		175,000,000	175,000,000
Total long-term debt		250,000,000	250,000,000
Unsecured Notes
Maturities
Thereafter			450,000,000
Total long-term debt			450,000,000
Other Notes Payable
Maturities
2015			7,081,000
2016			3,614,000
2017			2,356,000
2018			1,449,000
2019			238,000
Thereafter			176,000
Total long-term debt			14,914,000
Previous revolving credit facility
Maturities
Principal payment	$ 306,800,000